RENTALS AND LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RENTALS AND LEASES
Operating leases, rental expense	$ 212	$ 183	$ 130
Future minimum payments under operating leases with noncancelable terms in excess of one year were:
2014	122
2015	101
2016	89
2017	72
2018	59
Thereafter	168
Total	611
Maximum term, operating leases for vehicles with month-to-month renewal	1 year
Estimated payments under operating leases for vehicles in 2014	$ 51